[On Chapman and Cutler LLP Letterhead]

December 30, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Amplify ETF Trust (Registration Nos. 333-207937 and 811-23108)

Ladies and Gentlemen:

On behalf of Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 145 and under the Investment Company Act of 1940, as amended, Amendment No. 150 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Amplify Seymour Cannabis ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act and will become effective in 60 days.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures